Cover Page	Oct. 29, 2020	Sep. 08, 2020
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Document Type		8-K
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	Baker Hughes Company
Entity Central Index Key		0001701605
Amendment Flag		false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38143
Entity Tax Identification Number	81-4403168
Entity Address, Address Line One	17021 Aldine Westfield
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77073-5101
City Area Code	713
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	BKR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Baker Hughes, a GE company, LLC
Entity Information [Line Items]
Title of 12(b) Security	5.125% Senior Notes due 2040
Entity Registrant Name	Baker Hughes Holdings LLC
Entity Central Index Key		0000808362
Entity Incorporation, State or Country Code	DE
Entity File Number	1-09397
Entity Tax Identification Number	76-0207995
Security Exchange Name	NYSE